Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest in Consolidated Subsidiaries (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests	$ 6,022	$ 5,583	$ 6,751	$ 6,806
Mexico
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests	5,200	4,823	5,671
Colombia
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests	19	22	21
Brazil
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests	$ 803	$ 738	$ 1,059